LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE

17.    LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended
	December 31,
	2020	2021	2022
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

	except shares and per share data
Numerator:
Net loss attributable to ordinary shareholders:	(72,507)	(14,472)	455,090	65,981

Denominator:
Number of shares outstanding, opening	436,656,529	436,816,529	436,816,529	436,816,529
Weighted average number of shares issued	160,000	—	—	—
Weighted average number of shares reduced	—	—	—	—
Weighted-average number of shares outstanding – Basic and diluted	436,816,529	436,816,529	436,816,529	436,816,529
Loss per share
-Basic and diluted	(0.03)	(0.08)	(0.02)	(0.00)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2020, 2021 and 2022 as their effects would be anti-dilutive.

Due to the Group incurred loss for the year ended December 31, 2020, potential dilutive securities that were not included in the calculation of dilutive net loss per share in each year where their inclusion would be anti-dilutive include share options and restricted shares of 7,707,802, for the years ended December 31, 2020.

During 2020, treasury stock was used to settle nil units of share options and 160,000 units of restricted share units vested.

During 2021, treasury stock was used to settle nil units of share options and nil units of restricted share units vested.

During 2022, treasury stock was used to settle nil units of share options and nil units of restricted share units vested.